ACCOUNTS PAYABLE - Disclosure of detailed information about trade and other payables (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Exploration and evaluation expenditures	$ 224,307	$ 1,005,260
Non-exploration and evaluation expenditures	270,284	483,119
Total Accounts Payable	$ 494,591	$ 1,488,379